Employee Benefit Plans (Expected Benefit Payments) (Details) In Millions	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)
Employee Benefit Plans
2012	$ 110	¥ 9,091
2013	102	8,413
2014	105	8,650
2015	113	9,346
2016	120	9,961
2017-2021	$ 622	¥ 51,484